General (Narrative) (Details)	Mar. 16, 2021 shares
Merger agreement with Chemomab, an Israeli limited company and a clinical-stage biotech company [Member]
Restructuring Cost and Reserve [Line Items]
Number of ADS issued and outstanding after the merger	12.86